Provision for legal claims (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Risk Of Loss [Member]
Disclosure of other provisions [line items]
Loss Contigencies	R$ 17,333	R$ 16,548
Judicial Deposits[Member]
Disclosure of other provisions [line items]
Loss Contigencies	1,505	1,789
Civil [Member] | Risk Of Loss [Member]
Disclosure of other provisions [line items]
Loss Contigencies	11,232	10,719
Civil [Member] | Judicial Deposits[Member]
Disclosure of other provisions [line items]
Loss Contigencies	129	127
Tax [Member] | Risk Of Loss [Member]
Disclosure of other provisions [line items]
Loss Contigencies	4,858	4,315
Tax [Member] | Judicial Deposits[Member]
Disclosure of other provisions [line items]
Loss Contigencies	1,099	1,051
Labor [Member] | Risk Of Loss [Member]
Disclosure of other provisions [line items]
Loss Contigencies	964	1,514
Labor [Member] | Judicial Deposits[Member]
Disclosure of other provisions [line items]
Loss Contigencies	277	611
Environmental [Member] | Risk Of Loss [Member]
Disclosure of other provisions [line items]
Loss Contigencies	R$ 279